Subsequent Events- Additional Information (Detail) $ / shares in Units, ¥ in Millions	Apr. 17, 2026 $ / shares shares	Apr. 01, 2026 JPY (¥)	Apr. 01, 2026 USD ($)	Mar. 19, 2026 JPY (¥)	Mar. 19, 2026 USD ($)	Jun. 30, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Subsequent Event [Line Items]
Software license fee		¥ 15.0	$ 9,500	¥ 1.5	$ 10
Amount fixed consideration of software agreement		¥ 18.0	$ 114,000	¥ 18.0	$ 114
Common stock, shares, issued						5,544,050	5,752,800	5,745,000
Share price | $ / shares	$ 0.0001
Stock issued during period, shares, new issues	21.88
Founder Share [Member]
Subsequent Event [Line Items]
Common stock, shares, issued	218,750